DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2022	2021
Unused virtual points	$700	$702
Unamortized virtual items	95	168
Advances for pre-order items	22	10
	$817	$880